February 7, 2006

Keith O`Connell
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:T. Rowe Price Balanced Fund, Inc. 033-38791/811-6275
T. Rowe Price Blue Chip Growth Fund, Inc. 033-49581/811-7059
T. Rowe Price California Tax-Free Income Trust 033-08093/811-4525
T. Rowe Price Capital Appreciation Fund 033-05646/811-4519
T. Rowe Price Capital Opportunity Fund, Inc. 033-56015/811-07225
T. Rowe Price Corporate Income Fund, Inc. 033-62275/811-07353
T. Rowe Price Developing Technologies Fund, Inc. 333-40558/811-10003
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. 333-109958/811-21454
T. Rowe Price Diversified Small-Cap Growth Fund, Inc. 333-26323/811-08203
T. Rowe Price Dividend Growth Fund, Inc. 033-49187/811-7055
T. Rowe Price Equity Income Fund 033-00070/811-4400
T. Rowe Price Equity Series, Inc. 033-52161/811-07143
T. Rowe Price Financial Services Fund, Inc. 333-09551/811-07749
T. Rowe Price Fixed Income Series, Inc. 033-52749/811-07153
T. Rowe Price Global Technology Fund, Inc. 333-40086/811-09995
T. Rowe Price GNMA Fund 033-01041/811-4441
T. Rowe Price Growth & Income Fund, Inc. 002-79190/811-3566
T. Rowe Price Growth Stock Fund, Inc. 002-10780/811-579
T. Rowe Price Health Sciences Fund, Inc. 033-63759/811-07381
T. Rowe Price High Yield Fund, Inc. 002-93707/811-4119
T. Rowe Price Index Trust, Inc. 033-32859/811-5986
T. Rowe Price Inflation Protected Bond Fund, Inc. 333-99241/811-21185
T. Rowe Price Institutional Equity Funds, Inc. 333-04753/811-07639
T. Rowe Price Institutional Income Funds, Inc. 333-84634/811-21055
T. Rowe Price Institutional International Funds, Inc. 033-29697/811-5833
T. Rowe Price International Funds, Inc. 002-65539/811-2958
T. Rowe Price International Index Fund, Inc. 333-44964/811-10063
T. Rowe Price International Series, Inc. 033-52171/811-07145
T. Rowe Price Media & Telecommunications Fund, Inc. 333-27963/811-07075
T. Rowe Price Mid-Cap Growth Fund, Inc. 033-47806/811-6665
T. Rowe Price Mid-Cap Value Fund, Inc. 333-02993/811-07605
T. Rowe Price New America Growth Fund 002-99122/811-4358
T. Rowe Price New Era Fund, Inc. 002-29866/811-1710
T. Rowe Price New Horizons Fund, Inc. 002-18099/811-958
T. Rowe Price New Income Fund, Inc. 002-48848/811-2396
T. Rowe Price Personal Strategy Funds, Inc. 033-53675/811-07173
T. Rowe Price Prime Reserve Fund, Inc. 002-54926/811-2603
T. Rowe Price Real Estate Fund, Inc. 333-36137/811-08371
T. Rowe Price Reserve Investment Funds, Inc. 811-08279
T. Rowe Price Retirement Funds, Inc. 333-92380/811-21149
T. Rowe Price Science & Technology Fund, Inc. 033-16567/811-5299
T. Rowe Price Short-Term Bond Fund, Inc. 002-87568/811-3894
T. Rowe Price Small-Cap Stock Fund, Inc. 002-12171/811-696
T. Rowe Price Small-Cap Value Fund, Inc. 002-43237/811-2215
T. Rowe Price Spectrum Fund, Inc. 033-10992/811-4998
T. Rowe Price State Tax-Free Income Trust 033-06533/811-4521

T. Rowe Price Summit Funds, Inc. 033-50319/811-7093
T. Rowe Price Summit Municipal Funds, Inc. 033-50321/811-7095
T. Rowe Price Tax-Efficient Funds, Inc. 333-26441-811-08207
T. Rowe Price Tax-Exempt Money Fund, Inc. 002-67029/811-3055
T. Rowe Price Tax-Free High Yield Fund, Inc. 002-94641/811-4163
T. Rowe Price Tax-Free Income Fund, Inc. 002-57265/811-2684
T. Rowe Price Tax-Free Intermediate Bond Fund, Inc. 033-49117/811-7051
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. 002-87059/811-3872
T. Rowe Price U.S. Bond Index Fund, Inc. 333-45018/811-10093
T. Rowe Price U.S. Treasury Funds, Inc. 033-30531/811-5860
T. Rowe Price Value Fund, Inc. 033-54963/811-07209
(collectively the "Funds")

Dear Mr. O`Connell:

Pursuant to the provisions of Section 20(a) of the Investment Company Act of 1940 and Section 14(a) of the Securities and Exchange Act of 1934, we are filing the preliminary Proxy and Proxy Statement for the abovelisted Funds relating to the annual meeting of shareholders to be held on April 19, 2006.

The matters to be acted on at the meeting include:

(1)electing directors/trustees to serve on the Boards of the funds until the next annual meeting, if any, or until their successors shall have been duly elected and qualified;

(2)changing the investment objective for the GNMA Fund;

(3)simplifying the industry concentration fundamental policy for High Yield, International Bond, New Income, and Short-Term Bond Funds and their Advisor and/or R classes;

(4)adopting a new industry concentration fundamental policy for Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds; and Equity Index Portfolio; and

(5)to transact such other business as may properly come before the meeting and any adjournments thereof.

These materials will be mailed to shareholders of the Funds on or about February 28, 2006.

Please feel free to contact the undersigned at (410) 3456601, or in my absence, Tawanda L. Cottman at (410) 3454981, if you should have any questions.

Sincerely,

/s/Forrest R. Foss
Forrest R. Foss